5. Advances to Related Parties	9 Months Ended
Sep. 30, 2015
Advances To Related Parties
Advances to Related Parties

Advances to related parties consist of the following at:

	September 30, 2015	December 31, 2014
GX-Life	$3,748	$–
Great Coin	33,935	–
	$37,683	$–

During the three months ended September 30, 2015, we made advances to GX-Life and Great Coin for the purpose of facilitating the organization of the two companies, which are owned primarily by our CEO and COO/CFO. On October 2, 2015, we acquired 100% ownership of GX-Life. On October 22, 2015, the advances to Great Coin were used as part payment for 700,000 G-Coins. See Note 15 for further information.